Capital [Member] Expense Example - Capital - MUNICASH - Capital Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	$ 422